Cover	Jun. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") amends the Current Report on Form 8-K (the "Original Report") filed by Plug Power Inc. (the "Company") with the Securities and Exchange Commission on June 29, 2023. The purpose of this Amendment is to update the disclosure under "Item 5.07. Submission of Matters to a Vote of Security Holders" of the Original Report to provide information regarding the Company's determination on the frequency of future stockholder advisory votes on the compensation of the Company's named executive officers ("Say-on-Pay"). No other changes are being made to the Original Report.
Document Period End Date	Jun. 27, 2023
Entity File Number	1-34392
Entity Registrant Name	Plug Power Inc.
Entity Central Index Key	0001093691
Entity Tax Identification Number	22-3672377
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	968 Albany Shaker Road
Entity Address, City or Town	Latham
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12110
City Area Code	518
Local Phone Number	782-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PLUG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false